Transactions and balances with related parties	12 Months Ended
Dec. 31, 2020
Transactions and balances with related parties [Abstract]
Transactions and balances with related parties

Note 20 – Transactions and balances with related parties

A.	Balances with related parties

	December 31,
	2019	2020
	Thousands USD	Thousands USD
Other payables	130	207

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	829	1,047	18,252	(*)
Number of related parties	4	4	5
Compensation for directors not employed by the Group	311	218	2,204
Number of directors	7	6	6

(*)	Includes share-based payment expenses of $16,666,000, see note 17.B regarding warrants issued to the CEO.

C.

On November 20, 2017, the board of directors of the Company approved a non-exceptional transaction in which Mr. Avi Reichental, a then director of the Company, has a personal interest, for open innovation and show room agreements between Nano Dimension USA Inc. and XponentialWorks Inc. and Techniplas, LLC, whereby the Company will lease space and use sales and marketing services in favor of the customer experience center in Ventura, CA, as well as establish cooperation in the field of car electronics starting on December 1, 2017. In March 2019, the Company ceased the obligations with XponentialWorks Inc. and Techniplas. LLC.

D.	On November 12, 2019, the board of directors of the Company approved an arms-length transaction in which Mr. Ofir Baharav, the former chairman of the board of directors of the Company, has a personal interest, for an administrative services agreement between Nano Dimension USA Inc. and Breezer Holdings LLC, whereby the Company will lease space and will use logistics services for the Company’s office in Boca Raton, Florida, starting on February 1, 2020. In September 2020, the Company ceased this transaction.

E.	On December 5, 2019, the Company announced the appointment of Yoav Stern as CEO and President, effective January 2, 2020. See note 17.B regarding options granted to the CEO.

F.

On July 7, 2020, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 1,000,000 ADSs to officer and additional 440,000 ADSs and directors of the Company at an exercise price of $0.70 per ADS.

G.	On July 7, 2020, the Company issued warrants to the Company’s President and CEO, Mr. Yoav Stern. See note 17.B.

H.	In August 2020, the Company issued warrants to the Company’s director, Mr. Yaron Eitan, see note 17.B